UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		83 Months Ended	86 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES :
Net Income (Loss)	$ (35,350)	$ 201	$ (169,061)	$ (18,620)	$ (196,471)	$ (231,821)
Adjustments to reconcile Net Income (Loss) to net cash used in operating activities:
Operating expenses incurred by related parties on behalf of the Company		2,207		20,507	28,056	28,056
Changes in operating assets and liabilities:
Changes in Other current assets	3,601	(232)	273	(3,170)	(3,601)
Changes in Accounts payable and accrued liabilities	24,389	36	163,057	1,045	165,711	190,101
Net cash (used in) provided by operating activities	(7,360)	2,140	(5,731)	(238)	(6,304)	(13,664)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contribution	6,041				101	6,142
Cash acquired on acquisition	82					82
Repayment of related party loans	(2,312)		(11,553)		(11,553)	(13,865)
Proceeds from issuance of convertible note payable			20,102		20,102	20,102
Net cash provided by financing activities	3,811		8,549		8,650	12,461
Effect of foreign exchange gain (loss)	4,474	(2,157)	(2,451)	295	(1,922)	2,552
Net increase (decrease) in cash and cash equivalents	925	(17)	367	57	424	1,349
Cash and cash equivalents at beginning of period	424	57	57
Cash and cash equivalents at end of period	1,349	40	424	57	424	1,349
NONCASH INVESTING AND FINANCING ACTIVITIES:
Property and equipment purchased through loans from related parties				50,833	50,833	50,833
Intangible assets purchased through loans from related parties		876	1,043	12,095	13,138	13,138
Recapitalization effect on reverse acquisition	$ 9,180		$ 4,317		$ 4,317	$ 9,180